Comprehensive Income and Equity	3 Months Ended
Mar. 31, 2012
Comprehensive Income and Equity [Abstract]
Comprehensive Income and Equity

5. Comprehensive Income and Equity

Total comprehensive income for the three months ended March 31, 2012 and 2011 is summarized in the table below:

	Three Months Ended March 31,
	2012	2011
(Dollars in millions)
Net income	$15.9	$9.0
Other comprehensive income (loss):
Change in currency translation adjustment	5.5	6.9
Change in unrecognized pension net loss, net of tax	1.3	0.9
Change in unrecognized transition asset, net of tax	(0.1)	0.0

Total comprehensive income	22.6	16.8
Less: comprehensive income attributable to noncontrolling interests	0.3	0.2

Comprehensive income attributable to Koppers	$22.3	$16.6

The following tables present the change in equity for the three months ended March 31, 2012 and 2011, respectively:

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2011	$94.8	$12.4	$107.2
Net income	15.6	0.3	15.9
Issuance of common stock	0.6	0.0	0.6
Employee stock plans	1.6	0.0	1.6
Other comprehensive income	6.7	0.0	6.7
Dividends	(5.1)	0.0	(5.1)
Repurchases of common stock	(1.7)	0.0	(1.7)

Balance at March 31, 2012	$112.5	$12.7	$125.2

(Dollars in millions)	Total Koppers Shareholders’ Equity’	Noncontrolling Interests	Total Equity
Balance at December 31, 2010	$88.7	$11.2	$99.9
Net income	8.9	0.1	9.0
Issuance of common stock	0.2	0.0	0.2
Employee stock plans	0.9	0.0	0.9
Other comprehensive income	7.7	0.1	7.8
Dividends	(4.6)	0.0	(4.6)
Repurchases of common stock	(0.2)	0.0	(0.2)

Balance at March 31, 2011	$101.6	$11.4	$113.0